Stock-Based Compensation - Schedule of Total Stock-Based Compensation Expense Related to Share-Based Awards under the Pieris Plan (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-option expense	$ 571,382
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-option expense	7,623
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-option expense	$ 563,759